Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2023
Registrant Name	dei_EntityRegistrantName	BlackRock Allocation Target Shares
Entity Central Index Key	dei_EntityCentralIndexKey	0001221845
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 02, 2023
Document Effective Date	dei_DocumentEffectiveDate	Aug. 02, 2023
Prospectus Date	rr_ProspectusDate	Jul. 28, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A